Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

The estimated useful life for the current period and comparative periods is as follows:

In Years

Land development, roads and structures	15–30
Facilities, machinery and equipment (1)	8–25
Dams and ponds (2)	20–40
Heavy mechanical equipment, train cars and tanks	5-15
Office furniture and equipment, motor vehicles, computer equipment and other	3–10
                      Mainly 25 years
                      Mainly 40 years

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful life for the current period and comparative periods is as follows:

In Years

Concessions – over the balance of the concession granted to the companies
Software costs	3–10
Trademarks	15–20
Customer relationships	15–25
Agreements with suppliers and non-competition agreement	10-15
Patents	7–20